Transactions with Related Parties and Shareholders - Summary of Non-Consolidated Pool Subsidiaries Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 55,851,858	$ 28,949,873	$ 49,097,436
Net income (loss) for the year	(22,561,132)	1,913,451	19,554,198
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Revenues	343,097,585	691,734,800	877,449,952
Costs and expenses	151,104,842	281,851,357	328,587,308
Current and total assets	70,055,946	114,193,010	194,146,719
Current and total liabilities	$ 70,055,746	$ 114,192,810	$ 194,146,519